Related Party and Parties-in-Interest Transactions - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 430,366,677	$ 396,223,870
Net realized/unrealized appreciation in fair value	42,114,123
Notes receivable from participants	6,008,222	5,130,303
Administrative expenses paid on behalf of the plan	119,595
Schwab
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Net realized/unrealized appreciation in fair value	4,553,459
Notes receivable from participants	6,008,222	5,130,303
Administrative expenses paid on behalf of the plan	119,595
Common Collective Trust Funds
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	151,919,886	134,892,830
Common Collective Trust Funds | Schwab
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 131,855,432	$ 111,634,402
Class B Common Stock | Schwab
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	80,989	90,370